Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]
Long-Term Debt

	December 31, 2014	December 31, 2013
Credit Suisse AG	126,000	—
Ship Mortgage Notes $610,000	—	341,034
Total borrowings	126,000	341,034
Less current portion	(10,504)	—

Total long-term borrowings	$115,496	$341,034